Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 - Inventory

As of June 30, 2022 and December 31, 2021, inventory consisted of the following:

	As of	As of
	June 30, 2022	December 31, 2021
Raw materials	$2,471,495	$2,188,284
Work in process	1,918,469	2,128,894
Finished goods	2,262,563	2,898,803
Total Inventory, net	$6,652,527	$7,215,981

The charge to Cost of goods sold for obsolete inventory was $214,315 and $821,782 for the three and six months ended June 30, 2022, respectively.

Note 4 - Inventory

As of December 31, 2021 and 2020 inventory consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020
Raw materials	$2,188,284	$1,068,259
Work in process	2,128,894	190,610
Finished goods	2,898,803	2,114,164
Total Inventory	$7,215,981	$3,373,033

As of December 31, 2021 and 2020, the reserve for slow moving and obsolete inventory was $170,482 and $444,485, respectively.